Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	495.2	490.6
Common stock, shares outstanding (in shares)	495.2	490.6